UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038

The Money Market Portfolios
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:__650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

		THE MONEY MARKET PORTFOLIOS

Financial Highlights
The Money Market Portfolio
			Year Ended June 30,
	2015	2014	2013	2012	2011
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	—	(—)[a]	—[a]
Net realized and unrealized gains (losses)[a]	—	—	—	—	—
Total from investment operations[a]	—	—	—	—	—
Less distributions from net investment income	—	—	—	—	(—)[a]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	—%	—%	—%	—%	0.04%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates[b]	0.09%	0.08%	0.13%	0.13%	0.15%[c]
Net investment income (loss)	—%	—%	—%	(—)%[d]	0.04%

Supplemental data
Net assets, end of year (000’s)	$27,390,400	$23,491,469	$18,744,530	$14,065,932	$12,092,511

aAmount rounds to less than $0.001 per share.
bBenefit of expense reduction rounds to less than 0.01%.
cBenefit of waiver and payments by affiliates rounds to less than 0.01%.
dRounds to less than 0.01%.

ftinstitutional.com The accompanying notes are an integral part of these financial statements. | Annual Report | 19

THE MONEY MARKET PORTFOLIOS

Statement of Investments, June 30, 2015

The Money Market Portfolio
	Principal
	Amount*	Value
Investments 92.6%
Certificates of Deposit 14.2%
Bank of Montreal, Chicago Branch, 0.08%, 7/06/15	500,000,000	$500,000,000
Bank of Montreal, Chicago Branch, 0.10%, 7/27/15	400,000,000	400,000,000
Bank of Montreal, Chicago Branch, 0.13%, 7/07/15 - 8/03/15	200,000,000	200,000,000
Bank of Montreal, Chicago Branch, 0.15%, 8/12/15	300,000,000	300,000,000
Bank of Nova Scotia, Houston Branch, 0.12%, 7/27/15	700,000,000	700,001,264
Bank of Nova Scotia, Houston Branch, 0.12% - 0.23%, 8/03/15 - 10/01/15	625,000,000	625,003,103
The Toronto-Dominion Bank, New York Branch, 0.25%, 7/09/15	325,000,000	325,000,000
The Toronto-Dominion Bank, New York Branch, 0.18%, 9/16/15	300,000,000	300,000,000
The Toronto-Dominion Bank, New York Branch, 0.15% - 0.28%, 8/06/15 - 10/02/15	510,000,000	510,000,000
Wells Fargo Bank NA, California Branch, 0.25%, 8/04/15	18,000,000	18,000,847
Total Certificates of Deposit (Cost $3,878,005,214)		3,878,005,214
[a]Commercial Paper 58.7%
Bank of Nova Scotia, 8/03/15	49,710,000	49,702,254
Chevron Corp., 7/07/15 - 10/16/15	1,103,500,000	1,103,284,942
Chevron Corp., 10/20/15	322,000,000	321,851,075
Commonwealth Bank of Australia, 7/15/15 (Australia)	31,000,000	30,998,553
Export Development Canada, 7/07/15 - 10/19/15 (Canada)	1,249,200,000	1,248,937,316
Exxon Mobil Corp., 7/17/15	330,000,000	329,987,067
Exxon Mobil Corp., 7/06/15 - 8/19/15	848,079,000	848,024,729
Google Inc., 7/09/15 - 8/06/15	212,500,000	212,493,472
Johnson & Johnson, 7/01/15 - 8/17/15	186,970,000	186,958,250
Microsoft Corp., 8/12/15	400,000,000	399,953,333
Microsoft Corp., 7/08/15 - 8/20/15	524,900,000	524,853,446
Nestle Finance International Ltd., 7/23/15 - 9/28/15 (Switzerland)	1,183,300,000	1,183,086,692
Novartis Finance Corp., 7/09/15 - 9/17/15 (Switzerland)	516,000,000	515,921,357
PepsiCo Inc., 7/10/15 - 7/22/15	636,450,000	636,425,128
[b]Pfizer Inc., 7/02/15	136,000,000	135,999,698
Pfizer Inc., 7/30/15	275,000,000	274,977,847
Pfizer Inc., 8/13/15	447,000,000	446,909,234
Pfizer Inc., 7/01/15 - 9/24/15	548,000,000	547,878,896
Procter & Gamble Co., 8/11/15	90,000,000	89,989,750
Province of British Columbia, 7/09/15 - 10/26/15 (Canada)	672,590,000	672,470,180
Province of Ontario, 7/07/15 - 9/25/15 (Canada)	1,311,531,000	1,311,313,650
Province of Quebec, 7/07/15 - 7/09/15 (Canada)	750,000,000	749,986,875
Quebec Treasury Bill, 7/02/15 (Canada)	350,000,000	349,999,125
Quebec Treasury Bill, 7/06/15 (Canada)	250,000,000	249,997,049
Royal Bank of Canada, 9/09/15 (Canada)	400,000,000	399,852,222
Royal Bank of Canada, 7/06/15 - 10/26/15 (Canada)	1,000,000,000	999,541,472
The Toronto-Dominion Bank, 7/06/15 - 11/06/15 (Canada)	275,000,000	274,843,319
Total Capital Canada Ltd., 7/15/15 - 9/01/15 (France)	346,200,000	346,154,347
Total Capital Canada Ltd., 9/04/15 (France)	279,500,000	279,434,395
Total Capital Canada Ltd., 9/08/15 (France)	279,000,000	278,929,524
Total Capital Canada Ltd., 10/29/15 (France)	291,500,000	291,286,233
United Parcel Service Inc., 7/07/15 - 10/01/15	480,000,000	479,895,605
United Parcel Service Inc., 10/02/15	300,000,000	299,876,000
Wal-Mart Stores Inc., 7/07/15	19,000,000	18,999,747
Total Commercial Paper (Cost $16,090,812,782)		16,090,812,782

20 | Annual Report

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS

The Money Market Portfolio (continued)
	Principal
	Amount*	Value
Investments (continued)
U.S. Government and Agency Securities 19.2%
[a]FHLB,
7/01/15	481,613,000	$481,613,000
7/15/15	293,322,000	293,317,821
7/17/15	500,000,000	499,991,200
7/24/15	500,000,000	499,987,222
7/08/15 - 7/29/15	597,800,000	597,790,941
[a]FHLMC, 7/01/15 - 7/07/15	247,375,000	247,374,671
[a,c]International Bank for Reconstruction and Development,
7/01/15 - 7/14/15 (Supranational)	700,000,000	699,993,166
8/03/15 (Supranational)	300,000,000	299,986,250
9/08/15 (Supranational)	300,000,000	299,959,750
[a]U.S. Treasury Bills,
8/06/15	295,000,000	294,982,835
7/02/15 - 12/24/15	1,050,000,000	1,049,704,498
Total U.S. Government and Agency Securities (Cost $5,264,701,354)		5,264,701,354
Total Investments before Repurchase Agreements (Cost $25,233,519,350)		25,233,519,350
[d]Repurchase Agreements 0.5%
Barclays Capital Inc., 0.06%, 7/01/15 (Maturity Value $25,000,042)
Collateralized by U.S. Treasury Notes, 1.625%, 6/30/20 (valued at $25,609,996)	25,000,000	25,000,000
Goldman Sachs & Co., 0.11%, 7/01/15 (Maturity Value $100,000,306)
Collateralized by U.S. Government and Agency Securities, 0.875%, 10/14/16
(valued at $102,965,231)	100,000,000	100,000,000
HSBC Securities (USA) Inc., 0.10%, 7/01/15 (Maturity Value $5,000,014)
Collateralized by U.S. Government and Agency Securities, 5.375%, 6/12/17
(valued at $5,100,656)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.10%, 7/01/15 (Maturity Value $5,000,014)
Collateralized by U.S. Treasury Notes, 1.375%, 1/31/20 (valued at $5,100,092)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $135,000,000)		135,000,000
Total Investments (Cost $25,368,519,350) 92.6%		25,368,519,350
Other Assets, less Liabilities 7.4%		2,021,880,883
Net Assets 100.0%		$27,390,400,233

See Abbreviations on page 28.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is traded on a discount basis with no stated coupon rate.
bSecurity purchased on a delayed delivery basis. See Note 1(c).
cA supranational organization is an entity formed by two or more central governments through international treaties.
dSee Note 1(b) regarding repurchase agreements.

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The accompanying notes are an integral part of these financial statements. | Annual Report | 21

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities
June 30, 2015

The Money Market Portfolio

Assets:
Investments in securities, at amortized cost	$25,233,519,350
Repurchase agreements, at value and cost	135,000,000
Total investments	$25,368,519,350
Cash	2,309,511,442
Interest receivable	1,170,840
Total assets	27,679,201,632
Liabilities:
Payables:
Investment securities purchased	286,093,861
Management fees	2,478,054
Accrued expenses and other liabilities	229,484
Total liabilities	288,801,399
Net assets, at value	$27,390,400,233
Net assets consist of:
Paid-in capital	$27,393,015,608
Accumulated net realized gain (loss)	(2,615,375)
Net assets, at value	$27,390,400,233
Shares outstanding	27,393,017,207
Net asset value per share	$1.00

22 | Annual Report | The accompanying notes are an integral part of these financial statements.

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THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statement of Operations
for the year ended June 30, 2015

The Money Market Portfolio

Investment income:
Interest	$21,629,601
Expenses:
Management fees (Note 3a)	35,158,482
Custodian fees (Note 4)	205,996
Reports to shareholders	7,399
Professional fees	151,774
Other	77,837
Total expenses	35,601,488
Expense reductions (Note 4)	(22,156)
Expenses waived/paid by affiliates (Note 3c)	(13,949,731)
Net expenses	21,629,601
Net investment income	—
Net realized gain (loss) from investments	10,429
Net increase (decrease) in net assets resulting from operations	$10,429

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The accompanying notes are an integral part of these financial statements. | Annual Report | 23

THE MONEY MARKET PORTFOLIOS
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The Money Market Portfolio

	Year Ended June 30,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$—	$—
Net realized gain (loss)	10,429	1,371
Net increase (decrease) in net assets resulting from operations	10,429	1,371
Capital share transactions (Note 2)	3,898,920,727	4,746,937,620
Net increase (decrease) in net assets	3,898,931,156	4,746,938,991
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of year	23,491,469,077	18,744,530,086
End of year	$27,390,400,233	$23,491,469,077

24 | Annual Report | The accompanying notes are an integral part of these financial statements.

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THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The Money Market Portfolio

1. Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

On May 20, 2015, the Portfolio’s Board of Trustees (the Board) approved a proposal to change the name of the Portfolio to The U.S. Government Money Market Portfolio, effective November 1, 2015.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Board, the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio, in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 30, 2015.

c. Securities Purchased on a Delayed Delivery Basis

The Portfolio purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Portfolio will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

1. Organization and Significant Accounting

Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,
	2015	2014
Shares sold	$36,617,933,208	$27,269,023,426
Shares redeemed	(32,719,012,481)	(22,522,085,806)
Net increase (decrease)	$3,898,920,727	$4,746,937,620

3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton
Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Money Fund,
Franklin Templeton Money Fund Trust, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

d. Other Affiliated Transactions
At June 30, 2015, the shares of Portfolio were owned by the following entities:
		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	25,528,423,542	93.19%
Franklin Money Fund	1,631,779,324	5.96%
Franklin Templeton Money Fund Trust – Franklin Templeton Money Fund	232,814,341	0.85%
	27,393,017,207	100.00%

4. Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2015, the Portfolio had capital loss carryforwards of $2,615,375 expiring in 2017. During the year ended June 30, 2015, the Portfolio utilized $10,429 of capital loss carryforwards.

At June 30, 2015, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

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THE MONEY MARKET PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

The Money Market Portfolio (continued)

6. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. Money Fund Reform

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. In connection with amendments to the rules the Board approved changes to the Portfolio’s investment policies to allow the Portfolio to qualify and begin operating as a U.S. government money market fund, effective November 1, 2015. The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash and repurchase agreements collateralized fully by U.S. government securities or cash. The Portfolio will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Portfolio redemptions. Management is continuing to evaluate the impact of these rule amendments. Compliance dates for the various amendments become effective at various dates through October 2016.

8. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.

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THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio (the “Fund”) at June 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 17, 2015

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THE MONEY MARKET PORTFOLIOS

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1992	145	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive
Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since	119	Avis Budget Group Inc. (car rental)
One Franklin Parkway		October 2014		(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing commu-
				nications services) (2011-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Founding Partner and Senior Managing Director, Strategic Investment Group (investment management group) (1987-present); director of various companies; and formerly, Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 2005	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
				facture and distribution of titanium)
				(1999-present), Canadian National
				Railway (railroad) (2001-present),
				White Mountains Insurance Group, Ltd.
				(holding company) (2004-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	145	Boeing Capital Corporation
One Franklin Parkway				(aircraft financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and
formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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THE MONEY MARKET PORTFOLIOS

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	145	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	145	Cbeyond, Inc. (business commu-
One Franklin Parkway				nications provider) (2010-2012),
San Mateo, CA 94403-1906				The Southern Company (energy
company) (2014-present; previously
2010-2012) and Graham Holdings
Company (education and media
organization) (2011-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	119	None
One Franklin Parkway	Independent	2007 and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	162	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and Vice Chairman, Investment Company Institute.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940) Chairman of		Since 2013	145	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief Executive Since 2009		Not Applicable	Not Applicable
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer
and Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in
Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy	President and	Since 2010	Not Applicable	Not Applicable
(1962)	Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South; Vice President,
Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in
Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin
Templeton Investments.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Fund.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of
Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and proce-
dures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

Shareholder Information

Board Review of Investment Management Agreement

Institutional Fiduciary Trust – Money Market Portfolio (Fund) is a feeder fund that invests all of its assets in The Money Market Portfolio (TMMP); as a result, the Fund does not have an investment adviser or an investment advisory agreement, unlike TMMP. The Fund, however, does have a Fund Administration Agreement. The Boards of Trustees of the Fund and TMMP are composed of the same individuals. At a meeting held on February 24, 2015, the Board of Trustees of TMMP, including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement with Franklin Advisers, Inc. (Manager) for TMMP, and the Board of Trustees of the Fund (Board, and with the Board of Trustees of TMMP, Boards), including a majority of the non-interested or independent Trustees, approved the renewal of the Fund Administration Agreement for the Fund. The following discussion reflects the deliberations of both Boards of Trustees with respect to the services under these agreements.

The Boards took into account information about TMMP and the Fund furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund and TMMP by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. The Boards noted the unique nature of the Fund as a feeder fund that invests solely in the master fund, TMMP. The Boards, including a majority of independent Trustees, determined that the existing management and administration fee structure for TMMP and the Fund was fair and reasonable. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Boards were satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to TMMP, as the master fund, and therefore to the Fund, as the feeder fund, and its shareholders. In addition to investment performance and expenses discussed later, the Boards’ opinion was based, in part, upon periodic reports showing that the investment policies and restrictions for TMMP and the Fund were consistently complied with as well as other reports periodically furnished the Boards covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Boards, and the accuracy of net asset value calculations. The Boards also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of shares of different funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Consideration was also given to the experience of TMMP’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Boards noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be

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INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO SHAREHOLDER INFORMATION

Board Review of Investment Management

Agreement (continued) invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Boards also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting the changes taking place in the nature of transfer agency services throughout the industry and regulatory initiatives in this area, and the continual enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Boards also took into account, among other things, the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its continued subsidization of the Fund and other money market funds.

INVESTMENT PERFORMANCE. The Boards placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed its investment performance for the one-year period ended December 31, 2014, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all institutional money market funds as selected by Lipper. The Lipper report comparison showed the Fund’s total return to be in the lowest performing quintile of such universe for the one-year period, and on an annualized basis to be in the lowest performing quintile of such universe for each of the previous three- and five-year periods, and the second-lowest performing quintile for the previous 10-year period. In discussing such performance, management pointed out that it reflected TMMP’s and the Fund’s conservative strategy of investing only in securities having the highest short-term ratings from all rating agencies that rate such securities, which strategy resulted in lower yields. Management also pointed out that this Fund is not actively marketed and largely serves as an alternative and frequently temporary investment vehicle for institutional investors and other funds within the Franklin/Templeton/Mutual Series family of funds. The Boards found such performance to be acceptable in light of such explanations, noting also that the Fund’s and TMMP’s expenses were subsidized by management to avoid net asset value falling below one dollar per share and that the median return within the Lipper universe for the one-year period was one basis point.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Boards believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on TMMP’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to TMMP, the master money fund through which the Fund invests, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis for the Fund includes administrative charges as well as TMMP’s management fee as being part of the investment management fee for the Fund. The Lipper report showed that while the Fund’s contractual investment management fee rate was in the most expensive quintile of its Lipper expense group, its actual total expense ratio was in the least expensive quintile of such group as a result of management fee waivers. Noting that the Fund is not actively marketed, the Boards were satisfied with the comparative expenses as set forth in the Lipper report.

MANAGEMENT PROFITABILITY. The Boards also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund and TMMP. In this respect, the Boards reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2014, being the

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INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

SHAREHOLDER INFORMATION

most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Boards recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Boards noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Boards its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund and TMMP in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Boards also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Boards considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Boards also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with the service providers and counterpar-ties. Based upon its consideration of all these factors, and taking into account the fact that the Fund’s and TMMP’s expenses were being subsidized, the Boards determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund and TMMP was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Boards also considered whether economies of scale are realized by the Manager as the Fund (and TMMP) grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Boards noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Fund is part of a master-feeder relationship and the advisory fee at the TMMP or master fund level is a flat 0.15% at all asset levels. In addition, the Fund is charged a separate administrative fee amounting to 0.20% at all asset levels. In discussing such fees, management pointed out that a significant portion of the Fund’s assets at any given time consisted of investments by other funds within the Franklin Templeton complex pursuant to cash sweep arrangements aimed at efficient management of their excess cash. It was further noted that shareholders of funds participating in such arrangements benefited from the fact that their fund’s normally higher advisory and administrative fees were reduced to the levels charged the Fund on assets invested under such cash sweep arrangements. The Fund’s net assets at December 31, 2014, were approximately $17.1 billion. The Boards believed it unlikely in view of the nature and role served by this Fund within the Franklin Templeton complex, the services it provides, and the subsidization of its expenses through fee waivers that the Manager and its affiliates benefited from any meaningful economies of scale.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO SHAREHOLDER INFORMATION

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $81,196 for the fiscal year ended June 30, 2015 and $81,497 for the fiscal year ended June 30, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended June 30, 2015 and $6,930 for the fiscal year ended June 30, 2014.  The services for which these fees were paid included technical tax consultation for capital gain tax and withholding tax reporting to foreign governments and requirements on local country’s self-certification forms.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2015 and $6,647 for the fiscal year ended June 30, 2014.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $229,400 for the fiscal year ended June 30, 2015 and $153,089 for the fiscal year ended June 30, 2014. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $229,400 for the fiscal year ended June 30, 2015 and $166,666 for the fiscal year ended June 30, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 27, 2015

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2015